Significant Accounting Policies (Details 2) (USD $)	9 Months Ended		12 Months Ended		54 Months Ended	63 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2013 Research and development expense Non-employees	Apr. 30, 2012 Research and development expense Non-employees	Apr. 30, 2013 Research and development expense Non-employees	Apr. 30, 2012 Research and development expense Non-employees	Jul. 31, 2012 Research and development expense Non-employees	Apr. 30, 2013 General and administrative expense Non-employees	Apr. 30, 2012 General and administrative expense Non-employees	Apr. 30, 2013 General and administrative expense Non-employees	Apr. 30, 2012 General and administrative expense Non-employees	Jul. 31, 2012 General and administrative expense Non-employees
Stock options to non-employees
Stock-based compensation expense recognized	$ 34,500	$ 249,000	$ 249,000	$ 83,000	$ 332,000	$ 366,500	$ 3,000	$ 8,000	$ 9,000	$ 8,000	$ 25,000	$ 62,000	$ 25,000	$ 236,000	$ 25,000	$ 133,000